Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Entity Registrant Name	HUMANA INC
Amendment Flag	false
Entity Central Index Key	0000049071
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-5975
Entity Tax Identification Number	61-0647538
Entity Address, Address Line One	500 W. Main Street
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	(502)
Local Phone Number	580-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false